Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of net periodic pension cost
Net pension cost included the following components for the years ended December 31, (in thousands):

	2014	2013	2012
Net periodic pension cost:
Service cost	$300	$778	$1,032
Interest cost	4,042	3,482	3,588
Expected return on plan assets	(4,351)	(3,555)	(3,174)
Amortization of prior service credit	—	(96)	(97)
Amortization of net actuarial loss	495	1,350	941
Curtailment loss	—	317	—
Net periodic pension cost	$486	$2,276	$2,290

Summary of weighted average assumptions
The weighted average assumptions used to determine benefit obligations at December 31, are as follows:

	2014	2013
Discount rate	3.7%	4.6%
Rate of compensation increase[1]	Not applicable	Not applicable
Inflation	2.9%	3.3%

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[1]	Not applicable due to plan curtailment.
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, are as follows:

	2014	2013
Discount rate	4.6%	4.3%
Expected long-term return on plan assets	6.2%	5.7%
Rate of compensation increase[1]	Not applicable	2.7%
Inflation	3.3%	2.7%

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[1]	Not applicable for the year ended December 31, 2014 due to plan curtailment.

Changes in the benefit obligation and plan assets
The following table sets forth the changes in the benefit obligation and plan assets for the years ended December 31, (in thousands):

	2014	2013
Projected benefit obligation:
Beginning of year	$90,445	$85,058
Service cost	300	778
Interest cost	4,042	3,482
Participants’ contributions	—	194
Actuarial loss (gain)	8,371	2,211
Benefits paid	(3,829)	(3,468)
Curtailment loss	—	618
Foreign currency translation adjustment and other	(6,004)	1,572
End of year	93,325	90,445
Fair value of plan assets:
Beginning of year	72,540	66,522
Actual gain on plan assets	9,993	5,980
Employer contributions	2,028	2,227
Participants’ contributions	—	194
Benefits paid	(3,829)	(3,468)
Foreign currency translation adjustment	(4,522)	1,085
End of year	76,210	72,540
Excess projected obligation under (over) fair value of plan assets at end of year	$(17,115)	$(17,905)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$22,180	$21,524
Prior service cost (credit)	—	—
Net amount recognized in accumulated other comprehensive loss	$22,180	$21,524

Expected future benefit payments, which reflects expected future service
At December 31, 2014, expected future benefit payments, which reflect expected future service, are as follows for the years ended December 31, (in thousands):

2015	$3,220
2016	3,458
2017	3,714
2018	3,803
2019	4,146
2020-2024	25,093
Total	$43,434

Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
The following table summarizes the plan assets of the U.K. Plan measured at fair value on a recurring basis (at least annually) as of December 31, (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3) (a)
2014:
Cash	$572	$572	$—	$—
Equity securities:
U.K. equity (b)	13,424	—	13,424	—
U.S. equity index (c)	3,468	—	3,468	—
European equity index (d)	3,229	—	3,229	—
Pacific rim equity index (e)	2,565	—	2,565	—
Japanese equity index (f)	2,026	—	2,026	—
Emerging markets equity index (g)	2,066	—	2,066	—
Diversified growth fund (h)	13,859	—	13,859	—
Global absolute return fund (i)	6,916	—	6,916	—
Fixed income securities:
Cash fund (j)	3,482	—	3,482	—
U.K. government fixed income securities (k)	9,649	—	9,649	—
U.K. government index-linked securities (l)	12,953	—	12,953	—
Total as of December 31, 2014	$74,209	$572	$73,637	$—

2013:
Cash	$555	$555	$—	$—
Equity securities:
U.K. equity (b)	14,533	—	14,533	—
U.S. equity index (c)	3,596	—	3,596	—
European equity index (d)	3,677	—	—	3,677
Pacific rim equity index (e)	2,476	—	—	2,476
Japanese equity index (f)	2,254	—	—	2,254
Emerging markets equity index (g)	2,087	—	—	2,087
Diversified growth fund (h)	14,357	—	—	14,357
Fixed income securities:
Corporate bonds (m)	13,592	—	—	13,592
U.K. government fixed income securities (n)	2,694	—	2,694	—
U.K. government index-linked securities (o)	10,694	—	10,694	—
Total as of December 31, 2013	$70,515	$555	$31,517	$38,443
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a)
The net asset value of the commingled equity and fixed income funds are determined by prices of the underlying securities, less the funds’ liabilities, and then divided by the number of shares outstanding. As the funds are not traded in active markets, the commingled funds are classified as Level 2 or Level 3 assets. The net asset value is corroborated by observable market data (e.g., purchase or sale activities) for Level 2 assets.

b)	This category includes investments in U.K. companies and aims to achieve a return that is consistent with the return of the FTSE All-Share Index.

c)	This category includes investments in a variety of large and small U.S. companies and aims to achieve a return that is consistent with the return of the FTSE All-World USA Index.

d)
This category includes investments in a variety of large and small European companies and aims to achieve a return that is consistent with the return of the FTSE All-World Developed Europe ex-U.K. Index.

e)
This category includes investments in a variety of large and small companies across the Australian, Hong Kong, New Zealand and Singapore markets and aims to achieve a return that is consistent with the return of the FTSE-All-World Developed Asia Pacific ex-Japan Index.

f)	This category includes investments in a variety of large and small Japanese companies and aims to achieve a return that is consistent with the return of the FTSE All-World Japan Index.

g)	This category includes investments in companies in the Emerging Markets to achieve a return that is consistent with the return of the IFC Investable Index ex-Malaysia.

h)
This category includes investments in a diversified portfolio of equity, bonds, alternatives and cash markets and aims to achieve a return that is consistent with the return of the Libor GBP 3 month +3% Index.

i)
This category includes investments in a diversified portfolio of equity and bonds combined with investment strategies based on advanced derivative techniques and aims to achieve a return over rolling three-year periods equivalent to cash plus 5% per year, gross of fees.

j)
This category includes investments in British pound sterling-denominated money market instruments and fixed-income securities issued by governments, corporations or other issuers which may be listed or traded on a recognized market.

k)	This category includes investments in funds with the objective to provide a leveraged return to U.K. government fixed income securities (gilts) that have maturity dates in 2040 and 2052.

l)
This category includes investments in funds with the objective to provide a leveraged return to various U.K. government indexed-linked securities (gilts), with maturity periods ranging from 2022 to 2062. The funds invest in U.K. government bonds and derivatives.

m)
This category includes investment grade corporate bonds denominated in British pound sterling and aims to achieve a return consistent with the iBoxx £ Non-Gilts Over 15 Years Index. This index consists of bonds with a maturity period of 15 years or longer.

n)
This category includes investments in U.K. government fixed income securities (gilts) that have a maturity period of 25 years or longer and aims to achieve a return consistent with the FTSE UK Gilt Over 25 Years Index.

o)
This category includes investments in U.K. government index-linked securities (index-linked gilts) that have a maturity period of 5 years or longer and aims to achieve a return consistent with the FTSE UK Gilts Index-Linked Over 5 Years Index and the FTSE UK Gilts Index-Linked Over 25 Years Index.

Summary of changes in the fair value of the Level 3 assets
The following table sets forth a summary of changes in the fair value of the Level 3 assets for the year ended December 31, 2014:

Balance at December 31, 2013	$38,443
Transfers out	(38,443)
Purchases	—
Sales	—
Gain (loss)	—
Foreign currency adjustments	—
Balance at December 31, 2014	$—

Summary of weighted average asset allocation and target asset allocations by asset category

	Asset Allocations		Target Asset Allocations
	2014	2013	2014	2013
Equity securities and diversified growth funds[1]	64.1%	60.9%	65.0%	60.0%
Debt securities[2]	35.1%	38.3%	35.0%	40.0%
Other	0.8%	0.8%	—%	—%
Total	100.0%	100.0%	100.0%	100.0%
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[1]	Diversified growth funds refer to actively managed absolute return funds that hold a combination of equity and debt securities.

[2]	Includes investments in funds with the objective to provide leveraged returns to U.K. government fixed income securities and U.K. government indexed-linked securities.